UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22015

NCM Capital Investment Trust

(Exact name of registrant as specified in charter)

2634 Durham-Chapel Hill Boulevard, Suite 206, Durham, North Carolina 27707

                        (Address of principal executive offices)       (Zip code)

A. Vason Hamrick

116 S. Franklin Street, P. O. Box 69, Rocky Mount, North Carolina 27802

(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: Last Day of February

Date of reporting period: July 1, 2007 - June 30, 2008

Vote Summary Report Jul 01, 2007 - Jun 30, 2008 NCM Mid Cap Growth Fund - 19-6330

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
02/22/08 - A	Bally Technologies, Inc *BYI* 05874B107				12/31/07	355
	1	Elect Directors	For	For		Mgmt
	2	Approve Qualified Employee Stock Purchase Plan	For	For		Mgmt
	3	Amend Omnibus Stock Plan	For	Against		Mgmt
	4	Ratify Auditors	For	For		Mgmt

04/16/08 - A	C. R. Bard, Inc. *BCR* 067383109				02/25/08	160
	1	Elect Directors	For	For		Mgmt
	2	Amend Omnibus Stock Plan For		For		Mgmt
	3	Amend Qualified Employee Stock Purchase Plan	For	For		Mgmt
	4	Ratify Auditors	For	For		Mgmt
	5	Require Majority Vote for Non-Contested Election	For	For		Mgmt

05/13/08 - A	CF Industries Holdings, Inc. 125269100 *CF*				03/11/08	89
	1	Elect Directors	For	For		Mgmt
	2	Ratify Auditors	For	For		Mgmt

05/21/08 - A	Cimarex Energy Co *XEC* 171798101				03/26/08	127
	1	Elect Director David A. Hentschel For		For		Mgmt
	2	Elect Director F. H. Merelli	For	For		Mgmt
	3	Elect Director L. Paul Teague	For	For		Mgmt
	4	Ratify Auditors	For	For		Mgmt

05/22/08 - A	Ensco International, Inc. 26874Q100 *ESV*				03/24/08	147
	1	Elect Director J. Roderick Clark For		For		Mgmt

Mgmt Rec - Company Management Recommended Vote                                                       Page 1

Vote Summary Report Jul 01, 2007 - Jun 30, 2008 NCM Mid Cap Growth Fund - 19-6330
Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

2	Elect Director Daniel W. Rabun For	For	Mgmt
3	Elect Director Keith O. Rattie For	For	Mgmt
4	Elect Director C. Christopher Gaut For	For	Mgmt
5	Ratify Auditors For	For	Mgmt

06/12/08 - A	Equinix, Inc. *EQIX* 29444U502			04/25/08	177
	1		Elect Directors For For		Mgmt
	2		Ratify Auditors For For		Mgmt

05/30/08 - A	Flowserve Corp. *FLS* 34354P105			04/04/08	94
	1		Elect Directors For For		Mgmt
	2		Ratify Auditors For For		Mgmt

06/17/08 - A	Guess?, Inc. *GES* 401617105			05/07/08	257
	1		Elect Directors For For		Mgmt
	2		Ratify Auditors For For		Mgmt

05/15/08 - A	Gulfmark Offshore, Inc. 402629109 *GLF*			03/20/08	106
	1		Elect Directors For For		Mgmt
	2		Ratify Auditors For For		Mgmt

11/09/07 - A	Hansen Natural Corp. 411310105 *HANS*			09/18/07	163
	1		Elect Directors For For		Mgmt
	2		Amend Stock Option Plan For Against		Mgmt
	3		Ratify Auditors For For		Mgmt

06/05/08 - A	Hansen Natural Corp. 411310105 *HANS*			04/14/08	368
	1		Elect Directors For For		Mgmt
	2	RatifyAuditors	For For		Mgmt

Mgmt Rec - Company Management Recommended Vote                                                       Page 2

Vote Summary Report Jul 01, 2007 - Jun 30, 2008 NCM Mid Cap Growth Fund - 19-6330

Mtg	Company/	Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues Security	Rec	Cast	Date	Prpnent	Voted

10/26/07 - A	Harris Corp. *HRS* 413875105				08/31/07	222
	1	Elect Director Thomas A. Dattilo	For	For		Mgmt
	2	Elect Director Howard Lance	For	For		Mgmt
	3	Elect Director James C. Stoffel	For	For		Mgmt
	4	Ratify Auditors	For	For		Mgmt

03/11/08 - A	Hologic, Inc. *HOLX* 436440101				01/18/08	140
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director John W. Cumming --- For
	1.2	Elect Director Patrick J. Sullivan --- For
	1.3	Elect Director David R. laVance, Jr. ---Withhold
	1.4	Elect Director Nancy L. Leaming --- Withhold
	1.5	Elect Director Lawrence M. Levy --- For
	1.6	Elect Director Glenn P. Muir --- For
	1.7	Elect Director Elaine S. Ullian --- Withhold
	1.8	Elect Director Daniel J. Levangie --- For
	1.9	Elect Director Sally W. Crawford --- Withhold
	1.10	Elect Director C. William McDaniel --- Withhold
	1.11	Elect Director Wayne Wilson --- Withhold
	2	Increase Authorized Common Stock	For	For		Mgmt
	3	Approve Qualified Employee Stock Purchase Plan	For	For		Mgmt
	4	Approve Omnibus Stock Plan	For	For		Mgmt
	5	Adjourn Meeting	For	Against		Mgmt

04/24/08 - A	Humana Inc. *HUM*	444859102			02/27/08	211
	1	Elect Director David A. Jones, Jr.	For	For		Mgmt
	2	Elect Director Frank A. D'Amelio	For	For		Mgmt
	3	Elect Director W. Roy Dunbar	For	For		Mgmt
	4	Elect Director Kurt J. Hilzinger	For	For		Mgmt
	5	Elect Director Michael B. McCallister	For	For		Mgmt
	6	Elect Director William J. McDonald	For	For		Mgmt
	7	Elect Director James J. O'Brien	For	For		Mgmt
	8	Elect Director W. Ann Reynolds	For	For		Mgmt
	9	Approve Executive Incentive Bonus Plan For		For		Mgmt
	10	Ratify Auditors	For	For		Mgmt

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report Jul 01, 2007 - Jun 30, 2008 NCM Mid Cap Growth Fund - 19-6330
Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

12/20/07 - S	Inverness Medical Innovations Inc *IMA* 46126P106			11/15/07	198
	1 Amend Omnibus Stock Plan	For	For		Mgmt

06/12/08 - A	Inverness Medical Innovations Inc *IMA* 46126P106				04/15/08	223
	1	Elect Directors	For	For		Mgmt
	2	Increase Authorized Common Stock	For	For		Mgmt
	3	Amend Qualified Employee Stock Purchase Plan	For	For		Mgmt
4

Approve Ability to Issue as Many Shares of Common stock for the Full conversion of Proposed Series B Convertible Perpetual Preferred Stock and Full Payment of the Dividends on the Series B Preferred Stock

			For	For		Mgmt
	5	Ratify Auditors	For	For		Mgmt

11/14/07 - S	Invesco Ltd. (formerly INVESCO plc) *IVZ* 46127U104				10/11/07	519
Meeting for ADR Holders
	1	COURT MEETING	For	For		Mgmt
2

TO APPROVE THE SCHEME OF ARRANGEMENT BETWEEN INVESCO PLC AND ITS SHAREHOLDERS PURSUANT TO WHICH INVESCO LTD. WILL BECOME THE PARENT OF INVESCO PLC, AND ALL MATTERS RELATING TO THE SCHEME OF ARRANGEMENT.

			For	For		Mgmt
	3	TO APPROVE, SUBJECT TO THE SCHEME BECOMING EFFECTIVE, THE ISSUE OF BONUS SHARES TO INVESCO LTD. (THE NEW SHARES ).	For	For		Mgmt
	4	TO APPROVE THE REDUCTION OF CAPITAL RELATING TO THE NEW SHARES.	For	For		Mgmt

05/14/08 - A	Invesco Ltd. (formerly INVESCO plc) *IVZ* G491BT108				03/14/08	410
This is a duplicate meeting for ballots received via the Broadridge North American ballot distribution system
	1	ELECTION OF DIRECTOR: REX D. ADAMS	For	For		Mgmt
	2	ELECTION OF DIRECTOR: SIR JOHN BANHAM	For	For		Mgmt

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report Jul 01, 2007 - Jun 30, 2008 NCM Mid Cap Growth Fund - 19-6330
Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted
3	ELECTION OF DIRECTOR: DENIS KESSLER	For	Against	Mgmt
4	Ratify Auditors	For	For	Mgmt

	5	APPROVAL OF 2008 GLOBAL EQUITY INCENTIVE PLAN	For	For		Mgmt
	6	APPROVAL OF EXECUTIVE INCENTIVE BONUS PLAN	For	For		Mgmt

05/06/08 - A	Investment Technology Group, Inc. *ITG 46145F105				03/10/08	220
	1	Elect Directors	For	For		Mgmt
	2	Ratify Auditors	For	For		Mgmt
	3	Amend Executive Incentive Bonus Plan	For	For		Mgmt
05/21/08 - A	ITC Holdings Corp *ITC* 465685105				04/04/08	230
	1	Elect Directors	For	For		Mgmt
	2	Amend Omnibus Stock Plan	For	For		Mgmt
	3	Ratify Auditors	For	For		Mgmt

04/29/08 - A	Manpower Inc. *MAN* 56418H100				02/19/08	173
	1	Elect Directors	For	For		Mgmt
	2	Ratify Auditors	For	For		Mgmt
	3	Adopt MacBride Principles	Against	Against		ShrHoldr

05/09/08 - A	McDermott International, Inc. *MDR* 580037109				03/31/08	235
This is a duplicate meeting for ballots received via the Broadridge North American ballot distribution system
	1	Elect Directors	For	For		Mgmt
	2	APPROVE AMENDMENT TO ARTICLES OF INCORPORATION TO CHANGE THE PERIOD WITHIN WHICH OUR BOARD OF DIRECTORS MAY SET A RECORD DATE OF A MEETING OF STOCKHOLDERS.	For	For		Mgmt
	3	RATIFICATION OF APPOINTMENT OF MCDERMOTT S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2008.	For	For		Mgmt

05/08/08 - A	Millipore Corp. *MIL* 601073109				03/10/08	156
	1	Elect Directors	For	For		Mgmt

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report Jul 01, 2007 - Jun 30, 2008 NCM Mid Cap Growth Fund - 19-6330
Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

2	Ratify Auditors	For	For	Mgmt
3	Approve Omnibus Stock Plan	For	For	Mgmt

05/15/08 - A	Molson Coors Brewing Co *TAP*	60871R209			03/18/08	190
	1	Elect Directors	For	For		Mgmt

05/14/08 - A	Murphy Oil Corp. *MUR*	626717102			03/17/08	187
	1	Elect Directors	For	For		Mgmt
	2	Approve Non-Employee Director Omnibus Stock Plan	For	For		Mgmt
	3	Amend EEO Policy to Prohibit Discrimination based on Sexual Orientation and Gender Identity	Against	Against		ShrHoldr
	4	Ratify Auditors	For	For		Mgmt

04/21/08 - A	Nuance Communications, Inc. *NUAN*	67020Y100			03/07/08	713
	1	Elect Directors	For	For		Mgmt
	2	Amend Qualified Employee Stock Purchase Plan	For	For		Mgmt
	3	Ratify Auditors	For	For		Mgmt

06/11/08 - A	OSI Pharmaceuticals, Inc. *OSIP*	671040103			04/21/08	352
	1	Elect Directors	For	For		Mgmt
	2	Ratify Auditors	For	For		Mgmt

05/13/08 - A	Packaging Corporation of America *PKG*	695156109			03/17/08	292
	1	Elect Directors	For	For		Mgmt
	2	Ratify Auditors	For	For		Mgmt

06/04/08 - A	Priceline.com Inc. *PCLN*	741503403			04/21/08	149
	1	Elect Directors	For	For		Mgmt
	2	Amend Omnibus Stock Plan	For	For		Mgmt
	3	Ratify Auditors	For	For		Mgmt
	4	Amend Bylaws to Permit Shareholders to Call Special Meetings	Against	For		ShrHoldr

Mgmt Rec - Company Management Recommended Vote

Vote Summary Report Jul 01, 2007 - Jun 30, 2008 NCM Mid Cap Growth Fund - 19-6330

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

05/21/08 - A	Proassurance Corp *PRA*	74267C106			03/28/08	157
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Lucian F. Bloodworth --- Withhold
	1.2	Elect Director A. Derrill Crowe --- For
	1.3	Elect Director Robert E. Flowers --- For
	1.4	Elect Director Ann F. Putallaz --- For
	1.5	Elect Director Drayton Nabers, Jr. --- For
	2	Elect Director W. Stancil Starnes	For	For		Mgmt
	3	Approve Executive Incentive Bonus Plan	For	For		Mgmt
	4	Approve Omnibus Stock Plan	For	For		Mgmt
	5	Ratify Auditors	For	For		Mgmt
Page 7 Mgmt Rec - Company Management Recommended Vote

Vote Summary Report Jul 01, 2007 - Jun 30, 2008 NCM Mid Cap Growth Fund - 19-6330

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

02/12/08 - A	Rockwell Collins, Inc. *COL*	774341101			12/14/07	242
	1	Elect Directors	For	For		Mgmt
	2	Ratify Auditors	For	For		Mgmt

04/24/08 - A	Snap-on Incorporated *SNA*	833034101			02/25/08	256
	1	Elect Director Roxanne J. Decyk	For	For		Mgmt
	2	Elect Director Nicholas T. Pinchuk	For	For		Mgmt
	3	Elect Director Richard F. Teerlink	For	For		Mgmt
	4	Elect Director James P. Holden
	5	Ratify Auditors	For	For		Mgmt

05/22/08 - A	Steel Dynamics, Inc. *STLD*	858119100			03/26/08	204
	1	Elect Directors	For	For		Mgmt
	2	Ratify Auditors	For	For		Mgmt
	3	Approve Executive Incentive Bonus Plan	For	For		Mgmt
	4	Increase Authorized Common Stock	For	For		Mgmt

06/04/08 - A	Tech Data Corp. *TECD*	878237106			03/28/08	341
	1	Elect Directors	For	For		Mgmt
	2	Ratify Auditors	For	For		Mgmt
	3	Advisory Vote to Ratify Named Executive Officers' Compensation	Against	For		ShrHoldr
04/23/08 - A	Textron Inc. *TXT*	883203101			02/29/08	178
	1	Elect Director Paul E. Gagne For		For		Mgmt
	2	Elect Director Dain M. Hancock For		For		Mgmt
	3	Elect Director Lloyd G. Trotter	For	For		Mgmt
	4	Elect Director Thomas B. Wheeler	For	For		Mgmt
	5	Ratify Auditors	For	For		Mgmt
	6	Report on Foreign Military Sales	Against	Against		ShrHoldr
	7	Adopt Anti Gross-up Policy	Against	For		ShrHoldr
Page 8 Mgmt Rec - Company Management Recommended Vote

Vote Summary Report Jul 01, 2007 - Jun 30, 2008 NCM Mid Cap Growth Fund - 19-633

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

05/06/08 - A	The Manitowoc Company, Inc. *MTW*	563571108			02/29/08	301
	1	Elect Directors	For	For		Mgmt
	2	Ratify Auditors	For	For		Mgmt

05/21/08 - A	The NASDAQ OMX Group, Inc. *NDAQ*	631103108			04/04/08	351
	1	Elect Directors	For	For		Mgmt
	2	Ratify Auditors	For	For		Mgmt
	3	Amend Omnibus Stock Plan	For	For		Mgmt

05/15/08 - A	The Williams Companies, Inc. *WMB*	969457100			03/24/08	587
	1	Elect Director Joseph R. Cleveland	For	For		Mgmt
	2	Elect Director Juanita H. Hinshaw	For	For		Mgmt
	3	Elect Director Frank T. Macinnis	For	For		Mgmt
	4	Elect Director Steven J. Malcolm	For	For		Mgmt
	5	Elect Director Janice D. Stoney	For	For		Mgmt
	6	Ratify Auditors	For	For		Mgmt

11/16/07 - A	Watson Wyatt Worldwide INC *WW*	942712100			10/01/07	87
	1	Elect Directors	For	For		Mgmt
	2	Ratify Auditors	For	For		Mgmt

Mgmt Rec - Company Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NCM Capital Investment Trust

By: (Signature and Title)

                                                /s/ Maceo K. Sloan

Maceo K. Sloan

President and Principal Executive Officer

Date: August 21, 2008